Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments
Note 25 – Contingent liabilities and commitments

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The Company has an obligation to pay incentives to several customers that are not subject to the Food Law, 5744-2014, which came into effect on January 15, 2015. Some of those incentives are payable as a rate of total annual sales to those customers, and some of those incentives are payable as a rate of acquisitions in excess of an agreed upon annual volume of activities. The incentives are calculated specifically for each customer. The incentives are calculated specifically for each customer as a reduction of the revenue.

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On June 4, 2020, the General Meeting of the Shareholders of the Company update the terms of the management agreements of each of Zwi Williger and Yosef Williger in their position as chairman of the Board of Directors joint active ("the joint heads").

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On March 14, 2023, a General Meeting of the Shareholders of the Company approved a new management services agreements pursuant to which Messrs. Yosef Williger and Zwi Williger are to serve as CEO of the company and chairmen of the Board of Directors, respectively.

The Company's shareholders also approved new terms of service for each of Mr. Zwi Williger and Mr. Joseph Williger, commencing as of January 1, 2023.

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On April 1, 1997, the parent Company, Willi-Food Investments Ltd., and the Company entered into an agreement for the provision of management, administration, bookkeeping, secretarial and controllership services. Pursuant to the said agreement, the parent company shall pay the Company a monthly amount for the said services and for external services that are provided at the same time to the parent Company and to the subsidiary by the same third party, such as legal services, auditing services, etc., but excluding unique and specific services that are provided to the parent Company or to the company, a monthly payment of NIS 10,000 plus VAT.

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on November 4, 2018 the Company filed a NIS 4,183,208 lawsuit against the Company’s former controlling shareholder – Mr. Gregory Gurtovoy and against five (former) Company directors and senior office holder - Israel Joseph Schneerson, Pavel Buber, Iram Ephraim Graiver. Ilan Menachem Admon and Zalman Vigler (hereafter jointly: the “Defendants”). According to the Company, the Defendants conspired to cause the use of millions of NIS of the Company funds as collaterals to loans extended to foreign private companies related to the Company’s controlling shareholders on dates which are relevant to the lawsuit without obtaining the required approvals from the Company’s directors and without issuing the required report to Company’s shareholders. The lawsuit is based on the claim that an agreement signed by the Company, whereunder it has allegedly invested in the bonds of a Czech company, is not a genuine agreement; rather, it is claimed, the purpose of the agreement was to assist the then controlling shareholders (Gregory Gurtovoy and others) to secure private loans extended by the Austrian bank Meinl, while using the company's funds for their concealed and inappropriate purposes. The Company demands that the Defendants compensate it for the funds that were not refunded to the Company (in NIS values) plus a compensation at the rate of the alternative yield and a compensation equal to the amounts paid by the Company to enable the refund of the funds. On January 24, 2019, the Defendants filed statements of defense, various motions (to dismiss in limine and/or delay the proceedings) and a counterclaim against Willi-food and against the Company as part of this proceeding.

On December 25, 2019, the Court issued a resolution which approves an application to give a Court ruling status to a compromise agreement signed between G. Willi-Food and Mr. Ilan Admon; according to the said compromise agreement, the mutual claims lodged on behalf of the parties in this filed were rejected without issuing an order for court costs. On April 10, 2022, a judgment was issued confirming the agreements between G. Willi-food and Mr. Pavel Buber and according to which the mutual claims filed on behalf of the parties in the case were rejected. The proceedings relating to the other defendants shall continue as planned.

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On July 23, 2017, Mr. Iram Graiver, former CEO of the Company and Willi-Food (hereinafter - “Mr. Graiver”) filed a lawsuit to the Regional Labor Court in Tel Aviv Jaffa (hereinafter - “the Labor Court”) claiming payment of social rights and different compensations at the total amount of NIS 2,377,305. On November 26, 2017, the Company filed a statement of defense. On July 27, 2017, the Company filed a lawsuit to the Labor Court against Mr. Graiver, demanding that he repays funds that he has taken unlawfully from the Company, amounting to NIS 1,694,325.

According to the Company, throughout his term of employment as an office holder in the Company, the defendant has unlawfully taken from the Company salary, bonus in respect of 2016 and reimbursement of expenses. According to the Company, Mr. Graiver has done so while breaching his fiduciary duty and his duty of care towards the Company as well as the cogent provisions of the Companies Law, 5759-1999, whereby it is mandatory that payments of the type taken from the Company by Mr. Graiver are approved by the General Meeting of the Company’s shareholders; according to the Company, Mr. Graiver has not obtained such an approval. On November 2, 2017, a resolution was issued to join the hearings pertaining to the two proceedings described above. On November 26 2017 statements of defense were filed by the Company and Mr. Graiver and on March 7 2018 a preliminary hearing was held. The parties are in the process of document discovery and review. Proof hearing was held on January 15 2020. Second Proof hearing was held on June 7 2020.Third Proof hearing (and last) held on October 31 2021. On March 17, 2022, summaries were submitted on behalf of Mr. Graver, on July 7, 2022, summaries were submitted on behalf of the company. On August 14, 2022, response summaries were submitted on behalf of Mr. Graver. A judgment was given on November 27, 2022 and it was ruled that the company must pay an immaterial amount to Mr. Graver. Both, the company and Mr. Graver submitted requests to appeal the verdict and the company also filed a request for a temporary stay order against the payment of the stipulated amount received on December 29, 2022. A hearing was held before the National Labor Court on September 11, 2023. No judgment has yet been given. In light of the above, the company's management estimates that the registration, in the financial statements and in the notes to the financial statements regarding the procedure, is satisfactory.

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On June 24, 2020, a lawsuit and request for approval as a representative was submitted to the Central District Court against the company, Euro Dairy Europe Ltd. and another respondent. According to the applicant, the company marketed a number of products with misleading labeling and contrary to the provisions of the law and the relevant standards. The Company reply to the request on January 22, 2024. Response summaries have been submitted, awaiting a decision on the approval request. At this stage, the Company and its legal advisors cannot assess the chances of the lawsuit.

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A lawsuit and a motion to approve it as class action was filed on September 8, 2020, against Euro European Dairies to the Haifa district court. The applicant claimed that Euro European Dairies violated its obligations to import and market Gaude cheese in the quantities and prices it undertook as part of duty-free tenders. The applicant claims that he and the members of the group suffered damages in the amount of NIS 57 million. A mediation meeting was held on February 26, 2023. The parties reached an understanding without relinquishing or waving their respective claims. On July 24, 2023, a request was submitted to approve the settlement agreement reached by the parties. In accordance with the settlement agreement approved by the court on September 28, 2023, Euro Dairies of Europe undertook to provide an additional amount of 107 additional tons at controlled prices, to pay NIS 300,000 for the requesting and compensation to the lawyer in the amount of NIS 300,000, as well as to pay NIS 200,000 to the fund for class actions (according to S. 27A of the Law on Class Actions). The company included the contingent liability in its financial statements.

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A lawsuit and a motion to approve it as class action was filed on August 2, 2021, against G. Willi-Food and another 5 respondents to the District Court. The applicant claimed that the Company marketed several products with misleading captions and contrary to the provisions of the law and the relevant regulations. The applicant claims that he and the members of the group suffered financial damages in amount of NIS 100 million and Non-financial damages in amount of NIS 378 million. A pre-trial hearing that was scheduled for January 22, 2024, cancelled and has not yet been rescheduled. At this early stage, the Company and/or its legal advisors are unable to assess the chances of the lawsuit.

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A lawsuit and a motion to approve it as class action was filed on November 8, 2021, against the Company to the District Court. The applicant claimed that the Company marketed a product with misleading captions and contrary to the provisions of the law and the relevant regulations. The applicant claims that he and the members of the group suffered damages in amount of NIS 57 million. A response was submitted on February 9, 2022. On November 14, 2022, a pre-trial hearing was held, at the end of which it was decided that the parties must reach agreements by December 15, 2022. On January 24, 2023, an agreed notification was submitted according to which the parties were unable to reach an agreement. On September 14, 2023 another pre-trial hearing was held. Summaries on behalf of the applicant were submitted on December 27, 2023. Response summaries have been submitted, awaiting a decision on the approval request. At this preliminary stage, it is difficult to assess the chances of the application and the lawsuit.

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On May 25, 2022, a request for a lawsuit and a request for approval as a representative was submitted to the Central District Court against the company. According to the applicant, the company marketed a product with a misleading label and contrary to the provisions of the law and the relevant standards. The applicant claims that he and the other members of the group suffered monetary and non-monetary damage in the amount of NIS 2.5 million. A request for outright dismissal was submitted. A hearing for the request was held on March 12, 2023. The court recommended to the parties an outline of a compensated withdrawal. On March 19, 2023, the parties announced their agreement to withdraw.

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On February 20, 2023, the Euro European Dairies (the Company) received, from the Ashdod Customs House, a notice of a charge for a deficit of NIS 1.75 million, which includes interest and fine. In the letter of demand, it is claimed that the company imported soft cheeses in a salt water solution and paid duty only for the weight of the cheese without the weight of the salt water solution. According to the customs house, customs must also be paid for the salt water solution. After the customs house rejected the appeal that the company filed on the debit notices, The company paid the debt in the debit notices and submitted a lawsuit to the Magistrate's Court in Petah Tikva to cancel the notices and to recover the amounts paid by it plus interest and linkage. A pre-trial was scheduled to May 1, 2024. At this stage, the Company and its legal advisors cannot assess the chances of the lawsuit.